Prima facie tax reconciliation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Major components of tax expense (income) [abstract]
Applicable tax rate	19.00%	19.00%
Profit before taxation	$ 5,279	$ 5,186
Deduct: share of profit after tax of equity accounted units	(198)	(208)
Impairment after tax of investment in equity accounted unit	119	0
Parent companies' and subsidiaries' profit before tax	5,200	4,978
Prima facie tax payable at UK rate of 19% (2019: 19%)	988	946
Higher rate of taxation on Australian underlying earnings	707	710
Impact of items excluded in arriving at underlying earnings:
– Impairment charges	92	462
– Exchange and gains/losses on derivatives	18	(7)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	(21)	0
– Other exclusions	0	5
Other tax rates applicable outside the UK and Australia on underlying earnings	(79)	(19)
Amounts (over)/under provided in prior years	(6)	92
Write-down of previously recognised deferred tax assets in Mongolia	12	0
Other items	117	66
Total taxation charge	1,828	2,255
Income tax on share of profit of equity accounted units	(111)	(118)
Income tax credit on impairment of equity accounted units	$ 29	$ 0